Deconsolidation of 58 Home (Schedule of Condensed Financial Information of 58 Home) (Details) - 58 Daojia Inc. [Member] - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Operating data:
Total revenues	¥ 331	¥ 114,484
Gross profit/(loss)	(556)	90,527
Loss from operations	(69,994)	(975,358)
Net loss	(68,103)	(1,015,209)
Balance sheets data:
Current assets	1,517,326	1,286,858
Non-current assets	540,938	118,233
Current liabilities	165,275	376,174
Mezzanine equity	1,948,080	2,081,100
Total shareholders’ deficit	¥ (55,091)	¥ (1,052,183)